Credit Facilities - Schedule of Outstanding Balances of Long-Term Bank Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Less: current maturities		$ (428,155)	$ (391,178)
Non-current maturities		594,723	121,088
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total			122,719
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total		38,577
Guilin Bank [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total		397,012
Kincheng Bank of Tianjin Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total	[1]	69,505	72,278
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total		71,697
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total		139,182
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total		96,514
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total			75,093
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total			101,376
WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total			140,800
Huishang Bank [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Total		$ 210,391
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From July 13, 2022 to July 13, 2024
Interest rate		9.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off		Feb. 29, 2024
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From February 29, 2024 to March 13, 2027
Interest rate		16.20%
Collateral/ Guarantee		Guarantee by Mr. Zhewen An, legal representative of Shenzhen Mingzhu Freight Industrial Co., Ltd.
Date of paid off
Long-Term Debt [Member] | Guilin Bank [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From April 30, 2024 to April 29, 2027
Interest rate		8.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang and pledged by certain part of accounts receivable
Date of paid off
Long-Term Debt [Member] | Kincheng Bank of Tianjin Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	[1]	From July 5, 2022 to July 5, 2024
Interest rate		16.20%
Collateral/ Guarantee	[1]
Date of paid off	[1]
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From January 29, 2024 to January 26, 2027
Interest rate		9.45%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang
Date of paid off
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From January 29, 2024 to January 26, 2027
Interest rate		18.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang
Date of paid off
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From January 29, 2024 to January 26, 2027
Interest rate		17.64%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang
Date of paid off
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From September 8, 2022 to September 8, 2024
Interest rate		16.20%
Collateral/ Guarantee
Date of paid off
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From November 6, 2023 to October 26, 2025
Interest rate		17.64%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang
Date of paid off
Long-Term Debt [Member] | WeBank Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From November 6, 2023 to October 26, 2025
Interest rate		18.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang
Date of paid off
Long-Term Debt [Member] | Huishang Bank [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term		From July 15, 2022 to July 15, 2025
Interest rate		5.00%
Collateral/ Guarantee		Guarantee by Mr. Lihui Wang and other third parties
Date of paid off

[1]	Due to the decrease in working capital, this borrowing was overdue by $99,947 as of December 31, 2024. The Company is negotiating with the bank for other arrangements.